Cash and cash equivalents and short-term financial assets - Short-term financial assets (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	SFr 47,600		SFr 64,617
Payments (proceeds) from purchases (sales) of short-term financial assets, classified as investing activities	SFr (17,017)	SFr (27,801)